25. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Notes
25. SEGMENTED INFORMATION

25.SEGMENTED INFORMATION

The Company's disaggregated revenue by source, primarily due to the Company's contracts with its external customers for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Sales from contracts with external customers	$459,760	$-
Wholesale	22,878,768	-
Total	$23,338,528	$-

The Company's business activities are conducted through one operating segment, cannabis and hemp.

The Company operates in two geographical locations: Canada and USA.  All revenue is derived from the sale of cannabis/hemp products in the USA.  The following tables present the Company's non-current assets by location.

	2020	2019
USA	$155,053,912	$-
Canada	203,894,172	68,508,857
Total	$358,948,084	$68,508,857